RISK MANAGEMENT (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Unsecured credits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 93,975,396	$ 88,172,342
Loans secured by other banks [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		359,649	420,973
Collateralized Mortgages [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		15,964,641	14,628,924
Other real estate [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		14,501,452	13,587,101
Investments in equity instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		434,118	504,920
Deposits in cash or cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,314,903	2,136,703
Pledges [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		9,611,717	10,886,754
Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		8,318,159	4,079,767
Leased machineries and vehicles [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		9,151,139	9,254,960
Fiduciary agreements, stand by letters and guarantee funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		8,697,559	8,414,981
Pledged income [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		3,044,043	3,072,751
Total gross credit portfolio [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		166,372,776	155,160,176
Microcredit [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		409,688	399,431
Microcredit [Member] | Unsecured credits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		275,701	270,027
Microcredit [Member] | Loans secured by other banks [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | Collateralized Mortgages [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,811	5,388
Microcredit [Member] | Other real estate [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,168	1,373
Microcredit [Member] | Investments in equity instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | Deposits in cash or cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		101	0
Microcredit [Member] | Pledges [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,290	1,659
Microcredit [Member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		23,919	213
Microcredit [Member] | Leased machineries and vehicles [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Microcredit [Member] | Fiduciary agreements, stand by letters and guarantee funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		102,698	120,771
Microcredit [Member] | Pledged income [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Finance Leases [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	11,166,930	11,075,807
Finance Leases [Member] | Unsecured credits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	52,179	42,964
Finance Leases [Member] | Loans secured by other banks [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	4,803	4,779
Finance Leases [Member] | Collateralized Mortgages [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	6,127	6,391
Finance Leases [Member] | Other real estate [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	120,909	108,571
Finance Leases [Member] | Investments in equity instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	0	0
Finance Leases [Member] | Deposits in cash or cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	0	0
Finance Leases [Member] | Pledges [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	20,452	4,267
Finance Leases [Member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	1,434,905	1,294,955
Finance Leases [Member] | Leased machineries and vehicles [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	9,151,139	9,254,960
Finance Leases [Member] | Fiduciary agreements, stand by letters and guarantee funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	364,938	353,179
Finance Leases [Member] | Pledged income [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	11,478	5,741
Consumer loans [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		50,156,131	46,712,389
Consumer loans [member] | Unsecured credits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		42,566,151	39,350,056
Consumer loans [member] | Loans secured by other banks [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,284	3,145
Consumer loans [member] | Collateralized Mortgages [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		62,174	59,206
Consumer loans [member] | Other real estate [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,248,808	1,155,760
Consumer loans [member] | Investments in equity instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,077	1,779
Consumer loans [member] | Deposits in cash or cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		141,891	149,516
Consumer loans [member] | Pledges [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		5,728,752	5,570,825
Consumer loans [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		366,524	380,125
Consumer loans [member] | Leased machineries and vehicles [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Consumer loans [member] | Fiduciary agreements, stand by letters and guarantee funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		36,204	41,526
Consumer loans [member] | Pledged income [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		266	451
Mortgage [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		15,103,533	13,781,433
Mortgage [member] | Unsecured credits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		6,859	3,034
Mortgage [member] | Loans secured by other banks [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Mortgage [member] | Collateralized Mortgages [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		15,025,672	13,746,499
Mortgage [member] | Other real estate [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,290	4,365
Mortgage [member] | Investments in equity instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Mortgage [member] | Deposits in cash or cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Mortgage [member] | Pledges [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,597	1,587
Mortgage [member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		843	130
Mortgage [member] | Leased machineries and vehicles [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Mortgage [member] | Fiduciary agreements, stand by letters and guarantee funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		64,250	25,818
Mortgage [member] | Pledged income [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		22	0
Commercial loans [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		89,536,494	83,191,116
Commercial loans [Member] | Unsecured credits [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		51,074,506	48,506,261
Commercial loans [Member] | Loans secured by other banks [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		350,562	413,049
Commercial loans [Member] | Collateralized Mortgages [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		865,857	811,440
Commercial loans [Member] | Other real estate [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		13,126,277	12,317,032
Commercial loans [Member] | Investments in equity instruments [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		433,041	503,141
Commercial loans [Member] | Deposits in cash or cash equivalents [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,172,911	1,987,187
Commercial loans [Member] | Pledges [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		3,859,626	5,308,416
Commercial loans [Member] | Other assetss [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		6,491,968	2,404,344
Commercial loans [Member] | Leased machineries and vehicles [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		0	0
Commercial loans [Member] | Fiduciary agreements, stand by letters and guarantee funds [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		8,129,469	7,873,687
Commercial loans [Member] | Pledged income [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 3,032,277	$ 3,066,559

[1]	See Note 11.